Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of detailed information about hedges [line items]
Beginning balance	₨ 131,112		₨ 121,697	₨ 118,400
Gain / (loss) recognised on cash flow hedges	2,925	$ 31	633	(2,340)
Income tax relating on cash flow hedges and cost of hedge reserve	464	5	(10)	(626)
Closing balance	125,860		112,602		$ 1,340
Ending balance	144,396	1,538	131,112	121,697
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	(30)	(0)	32	1,679
Gain / (loss) recognised on cash flow hedges	18,463	197	3,015	(2,715)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(15,539)	(166)	(2,370)	406
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract			(12)	(11)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(971)	(10)	(718)	(75)
Income tax relating on cash flow hedges and cost of hedge reserve	(373)	(4)	(12)	594
Closing balance	1,550		(65)	(122)	17
Less: Non-controlling interest movement	(67)	(1)	35	154
Ending balance	1,483	16	(30)	32
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(560)	(6)	(1,899)	(2,297)
Effective portion of changes in fair value	(2,549)	(27)	(2,160)	(3,346)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	1,129	12	1,421	2,435
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	187	2	0	400
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	1,484	16	2,624	1,177
Income tax relating on cash flow hedges and cost of hedge reserve	(91)	(1)	(458)	(243)
Closing balance	(400)		(472)	(1,874)	$ (4)
Less: Non-controlling interest movement			(88)	(25)
Ending balance	(400)	(4)	(560)	(1,899)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(590)	(6)	(1,867)	(618)
OCI for the year	1,227	13	(93)	(2,205)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	513	5	1,422	827
Attributable to non-controlling interests	(67)	(1)	(53)	129
Ending balance	₨ 1,083	$ 12	₨ (590)	₨ (1,867)